Convertible Notes and Demand Notes (Tables)	12 Months Ended
Dec. 31, 2024
Convertible Notes And Demand Notes [Abstract]
Scheduled maturities of the Company's outstanding convertible notes
The scheduled maturities of the Company’s outstanding convertible notes as of December 31, 2024 is as follows (in thousands):

Year ending December 31, 2025	$148,629
Less: Current portion	(148,629)

Long-term portion	$—